Acquisition and sale of businesses and brands and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - GBP (£)
£ in Millions
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of business combinations and purchase of NCI [line items]
(Overdraft)/Cash	£ 0	£ 1	£ 4
Goodwill arising on acquisition	92	70	274
Settlement of pre-existing relationship	0	(1)	0
Step acquisitions	(11)	(6)	0
Consideration payable	(397)	(162)	(613)
Cash transferred	(316)	(88)	(358)
Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(76)	(70)	(253)
Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(5)	(4)	(2)
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	338	120	334
Property, plant and equipment	25	0	15
Inventories	27	6	12
Other working capital	(3)	3	(3)
Deferred tax	(71)	(31)	(15)
Borrowings	0	0	(8)
(Overdraft)/Cash	0	1	4
Fair value of assets and liabilities	316	99	339
Other businesses acquired
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	28
Settlement of pre-existing relationship	0
Step acquisitions	(11)
Consideration payable	(103)
Cash transferred	(98)	(26)	(95)
Other businesses acquired | Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(4)
Other businesses acquired | Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(1)	£ (4)	£ (2)
Other businesses acquired | Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	45
Property, plant and equipment	24
Inventories	21
Other working capital	(1)
Deferred tax	(4)
Borrowings	0
(Overdraft)/Cash	1
Fair value of assets and liabilities	86
Don Papa rum
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	64
Settlement of pre-existing relationship	0
Step acquisitions	0
Consideration payable	(294)
Cash transferred	(218)
Don Papa rum | Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(72)
Don Papa rum | Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(4)
Don Papa rum | Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	293
Property, plant and equipment	1
Inventories	6
Other working capital	(2)
Deferred tax	(67)
Borrowings	0
(Overdraft)/Cash	(1)
Fair value of assets and liabilities	£ 230